Income Tax and Social Contribution - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Beginning balance	R$ 1,540,693
Beginning balance	(4,093,019)
Ending balance	1,607,566	R$ 1,540,693
Ending balance	(3,883,564)	(4,093,019)
Total	2,275,998	2,552,326
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance	2,991,933	2,879,157
(Charged) / credited to the profit for the year	(76,604)	116,883
Other comprehensive income (loss)		(4,107)
Ending balance	2,915,329	2,991,933
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance	175,177	153,433
(Charged) / credited to the profit for the year	3,809	(8,717)
Other comprehensive income (loss)	35,510	30,461
Ending balance	214,496	175,177
Employee benefits
Deferred tax assets and liabilities [abstract]
Beginning balance	56,847	41,762
(Charged) / credited to the profit for the year	16,938	14,896
Other comprehensive income (loss)	81	189
Ending balance	73,866	56,847
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	950,991	1,043,174
(Charged) / credited to the profit for the year	12,646	(92,183)
Ending balance	963,637	950,991
Property
Deferred tax assets and liabilities [abstract]
Beginning balance	277,924	160,489
(Charged) / credited to the profit for the year	130,657	117,435
Ending balance	408,581	277,924
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	1,072,369	833,393
(Charged) / credited to the profit for the year	(5,667)	256,659
Other comprehensive income (loss)	(22,335)	(17,683)
Exchange differences	133,492
Ending balance	1,177,859	1,072,369
Unregistered credits
Deferred tax assets and liabilities [abstract]
(Charged) / credited to the profit for the year	57,727	(122,368)
Exchange differences	(2,827)
Total	(1,899,300)	(1,954,200)	R$ (1,831,832)
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance	3,571,041	3,279,576
(Charged) / credited to the profit for the year	139,506	282,605
Other comprehensive income (loss)	13,256	8,860
Exchange differences	130,665
Ending balance	3,854,468	3,571,041
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance	(1,135,036)	(1,135,036)
Ending balance	(1,135,036)	(1,135,036)
Effects on the formation of joint ventures | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(1,135,036)
Ending balance		(1,135,036)
Intangible
Deferred tax assets and liabilities [abstract]
Beginning balance	(3,725,546)	(3,741,525)
(Charged) / credited to the profit for the year	62,461	15,979
Ending balance	(3,663,085)	(3,725,546)
Intangible | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(3,725,546)
Ending balance		(3,725,546)
Unrealized income from derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	(664,841)	(9,765)
(Charged) / credited to the profit for the year	(258,831)	(655,076)
Ending balance	(923,672)	(664,841)
Unrealized income from derivatives | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(664,841)
Ending balance		(664,841)
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	(186,345)	(277,090)
(Charged) / credited to the profit for the year	149,999	49,035
Ending balance	(36,346)	(186,345)
Leases | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(228,055)
Ending balance		(228,055)
Leases | Adjustment on initial application of IFRS 9 [member]
Deferred tax assets and liabilities [abstract]
Adjustment in the adoption of IFRS 16 (Note 3.3)	41,710
Fair value adjustment
Deferred tax assets and liabilities [abstract]
(Charged) / credited to the profit for the year	117,299	33,443
Total	174,597	57,298	R$ 23,855
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	(276,644)	(295,305)
(Charged) / credited to the profit for the year	28,584	18,661
Ending balance	(248,060)	(276,644)
Other | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(276,644)
Ending balance		(276,644)
Unregistered credits
Deferred tax assets and liabilities [abstract]
Beginning balance	(150,543)	(110,276)
(Charged) / credited to the profit for the year	(175,814)	(40,267)
Discontinued operation	27,493
Ending balance	(298,864)	(150,543)
Unregistered credits | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(150,543)
Ending balance		(150,543)
Deferred Tax Liabilities
Deferred tax assets and liabilities [abstract]
Beginning balance	(6,081,657)	(5,545,142)
(Charged) / credited to the profit for the year	(76,302)	(578,225)
Discontinued operation	27,493
Ending balance	(6,130,466)	(6,081,657)
Total	(2,275,998)
Deferred Tax Liabilities | As issued [member]
Deferred tax assets and liabilities [abstract]
Beginning balance	(6,123,367)
Ending balance		R$ (6,123,367)
Deferred Tax Liabilities | Adjustment on initial application of IFRS 9 [member]
Deferred tax assets and liabilities [abstract]
Adjustment in the adoption of IFRS 16 (Note 3.3)	R$ 41,710